Asset Retirement Obligations - Summary of Asset Retirement Obligations (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disposals and retirements, property, plant and equipment [abstract]
Reduction of accounting estimate	¥ 24,059